UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21443

Name of Fund: BlackRock Dividend AchieversTM Trust (BDV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Dividend AchieversTM Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2009 (Unaudited)	BlackRock Dividend Achievers™ Trust (BDV)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Aerospace & Defense—0.6%
21,500	General Dynamics Corp.	$1,219,695
34,300	United Technologies Corp.	1,646,057

		2,865,752

	Basic Materials—1.2%
69,300	PPG Industries, Inc.	2,604,294
225,500	RPM International, Inc.	2,775,905

		5,380,199

	Building & Development—0.2%
94,400	Masco Corp.	738,208

	Consumer Products—25.9%
682,475	Altria Group, Inc.	11,288,136
63,000	Clorox Co.	3,159,450
543,100	Coca-Cola Co. (The)	23,201,232
47,000	Colgate-Palmolive Co.	3,056,880
97,900	Harley-Davidson, Inc.	1,192,422
383,500	Home Depot, Inc.	8,256,755
168,400	Kimberly-Clark Corp.	8,667,548
264,600	McDonald’s Corp.	15,352,092
147,550	PepsiCo, Inc.	7,411,437
453,000	Philip Morris International, Inc.	16,828,950
188,200	Procter & Gamble Co.	10,256,900
75,000	Stanley Works (The)	2,344,500
67,200	Universal Corp.	2,054,976
71,400	Wal-Mart Stores, Inc.	3,364,368

		116,435,646

	Energy—15.3%
68,900	Atmos Energy Corp.	1,691,495
354,700	Chevron Corp.	25,013,444
357,500	Consolidated Edison, Inc.	14,568,125
82,800	ExxonMobil Corp.	6,332,544
58,900	FPL Group, Inc.	3,036,295
78,100	Integrys Energy Group, Inc.	3,260,675
339,300	Progress Energy, Inc.	13,137,696
67,300	Vectren Corp.	1,735,667

		68,775,941

	Financial Institutions—16.2%
69,600	Associated Banc-Corp	1,089,240
894,300	Bank of America Corp.	5,884,494
429,600	BB&T Corp.	8,501,784
500,900	Citigroup, Inc.	1,778,195
281,400	Comerica, Inc.	4,688,124
88,500	FirstMerit Corp.	1,431,045
123,500	FNB Corp.	976,885
348,100	Fulton Financial Corp.	2,443,662
84,400	Marshall & Ilsley Corp.	481,924
82,800	Mercury General Corp.	3,207,672
25,600	Northern Trust Corp.	1,472,512
199,700	Pinnacle West Capital Corp.	6,683,959
23,000	State Street Corp.	535,210
121,900	SunTrust Banks, Inc.	1,494,494
414,500	Synovus Financial Corp.	1,641,420
71,800	T. Rowe Price Group, Inc.	1,980,244
764,700	U.S. Bancorp	11,348,148
94,682	Valley National Bancorp	1,232,760
851,700	Wells Fargo & Co.	16,097,130

		72,968,902

	Health Care—18.1%
388,100	Abbott Laboratories	21,516,264
472,400	Eli Lilly & Co.	17,393,768
35,900	Hill-Rom Holdings, Inc.	505,472
316,100	Johnson & Johnson	18,235,809
37,400	Medtronic, Inc.	1,252,526
1,529,500	Pfizer, Inc.	22,300,110

		81,203,949

	Industrials—7.7%
184,200	3M Co.	9,908,118
128,500	Caterpillar, Inc.	3,964,225
164,300	Emerson Electric Co.	5,372,610

Shares	Common Stocks	Value

	Industrials— (cont’d)
1,009,900	General Electric Co.	$12,250,087
233,600	Leggett & Platt, Inc.	2,917,664

		34,412,704

	Media—0.1%
96,500	New York Times Co. (The), Class A	479,605

	Real Estate Investment Trust—1.9%
130,500	Duke Realty Corp.	1,201,905
60,500	HCP, Inc.	1,412,070
50,500	Kimco Realty Corp.	726,190
94,000	Lexington Realty Trust	416,420
60,200	Liberty Property Trust	1,204,000
118,900	Realty Income Corp.	2,291,203
29,200	Vornado Realty Trust	1,483,652

		8,735,440

	Technology—3.3%
90,000	Automatic Data Processing, Inc.	3,269,700
50,100	International Business Machines Corp.	4,591,665
118,125	Linear Technology Corp.	2,766,487
184,000	Pitney Bowes, Inc.	4,095,840

		14,723,692

	Telecommunications—7.0%
906,550	AT&T Inc.	22,319,261
345,500	CenturyTel, Inc.	9,376,870

		31,696,131

	Total Long-Term Investments (Cost—$631,296,870)—97.5%	438,416,169

	Short-Term Securities

	Money Market Fund—3.0%
	BlackRock Liquidity Funds, TempFund, 1.25%(a)(b)
13,714,164	(Cost—$13,714,164)	13,714,164

	Total Investments Before Outstanding Options Written
	(Cost—$645,011,034*)—100.5%	452,130,333

Contracts	Options Written

	Exchange-Traded Call Options Written—(0.6)%
(370)	3M Co., strike price $60, expires 03/23/09	(19,425)
(776)	Abbott Laboratories, strike price $55, expires 03/23/09	(195,940)
(1,365)	Altria Group, Inc., strike price $18, expires 03/23/09	(30,030)
(1,813)	AT&T Inc., strike price $28, expires 03/23/09	(56,203)
(138)	Atmos Energy Corp., strike price $25, expires 03/23/09	(10,350)
(180)	Automatic Data Processing, Inc., strike price $42.50, expires 03/23/09	(5,400)
(1,790)	Bank of America Corp., strike price $8, expires 03/23/09	(152,150)
(860)	BB&T Corp., strike price $22.50, expires 03/23/09	(105,350)
(257)	Caterpillar, Inc., strike price $43, expires 03/23/09	(1,799)
(691)	CenturyTel, Inc., strike price $30, expires 03/23/09	(32,823)
(709)	Chevron Corp., strike price $75, expires 03/23/09	(140,028)
(1,000)	Citigroup, Inc., strike price $4, expires 03/23/09	(67,500)
(126)	Clorox Co., strike price $55, expires 03/23/09	(8,505)
(1,086)	Coca-Cola Co. (The), strike price $47.50, expires 03/23/09	(32,580)
(94)	Colgate-Palmolive Co., strike price $70, expires 03/23/09	(7,050)

1	JANUARY 31, 2009

Schedule of Investments (continued)	BlackRock Dividend Achievers™ Trust (BDV)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(563)	Comerica, Inc., strike price $15, expires 03/23/09	$(175,938)
(945)	Eli Lilly & Co., strike price $40, expires 03/23/09	(80,325)
(166)	ExxonMobil Corp., strike price $85, expires 03/23/09	(15,272)
(177)	FirstMerit Corp., strike price $17.50, expires 03/23/09	(15,930)
(120)	FPL Group, Inc., strike price $55, expires 03/23/09	(12,300)
(43)	General Dynamics Corp., strike price $60, expires 03/23/09	(7,417)
(196)	Harley-Davidson, Inc., strike price $15, expires 03/23/09	(11,760)
(121)	HCP, Inc., strike price $25, expires 03/23/09	(22,385)
(1,540)	Home Depot, Inc., strike price $25, expires 03/23/09	(66,220)
(100)	International Business Machines Corp., strike price $95, expires 03/23/09	(32,000)
(632)	Johnson & Johnson, strike price $60, expires 03/23/09	(53,720)
(337)	Kimberly-Clark Corp., strike price $55, expires 03/23/09	(21,905)
(100)	Kimco Realty Corp., strike price $17.50, expires 03/23/09	(11,250)
(120)	Liberty Property Trust, strike price $20, expires 03/23/09	(32,400)
(120)	Liberty Property Trust, strike price $22.50, expires 03/23/09	(18,300)
(236)	Linear Technology Corp., strike price $25, expires 03/23/09	(17,700)
(190)	Masco Corp., strike price $10, expires 03/23/09	(3,800)
(530)	McDonald’s Corp., strike price $65, expires 03/23/09	(14,575)
(75)	Medtronic, Inc., strike price $35, expires 03/23/09	(8,625)
(51)	Northern Trust Corp., strike price $60, expires 03/23/09	(24,225)
(295)	PepsiCo, Inc., strike price $55, expires 03/23/09	(17,700)
(3,059)	Pfizer, Inc., strike price $19, expires 03/23/09	(7,647)
(399)	Pinnacle West Capital Corp., strike price $35, expires 03/23/09	(31,920)
(370)	Pitney Bowes, Inc., strike price $25, expires 03/23/09	(13,875)
(139)	PPG Industries, Inc., strike price $45, expires 03/23/09	(3,475)
(376)	Procter & Gamble Co., strike price $62.50, expires 03/23/09	(5,640)
(679)	Progress Energy, Inc., strike price $40, expires 03/23/09	(71,295)
(238)	Realty Income Corp., strike price $22.50, expires 03/23/09	(14,875)
(150)	Stanley Works (The), strike price $35, expires 03/23/09	(9,750)
(45)	State Street Corp., strike price $25, expires 03/23/09	(13,050)
(245)	SunTrust Banks, Inc., strike price $17.50, expires 03/23/09	(11,025)
(145)	T. Rowe Price Group, Inc., strike price $35, expires 03/23/09	(9,062)
(1,500)	U.S. Bancorp, strike price $15, expires 03/23/09	(285,000)
(69)	United Technologies Corp., strike price $50, expires 03/23/09	(11,212)
(134)	Universal Corp., strike price $35, expires 03/23/09	(7,705)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (cont’d)
(58)	Vornado Realty Trust, strike price $55, expires 03/23/09	$(24,650)
(140)	Wal-Mart Stores, Inc., strike price $52.50, expires 03/23/09	(7,700)
(1,700)	Wells Fargo & Co., strike price $18, expires 03/23/09	(561,000)

	Total Exchange-Traded Call Options Written	(2,617,761)

	Over-the-Counter Call Options Written—(0.1)%
(14,000)	Associated Banc-Corp, strike price $16.58, expires 03/25/09, broker Goldman Sachs & Co.	(13,688)
(71,500)	Consolidated Edison, Inc., strike price $41, expires 03/25/09, broker Goldman Sachs & Co.	(84,477)
(26,100)	Duke Realty Corp., strike price $11, expires 03/25/09, broker Goldman Sachs & Co.	(17,886)
(330)	Emerson Electric Co., strike price $37, expires 03/25/09, broker UBS Securities LLC	(29,528)
(25,000)	FNB Corp., strike price $8.35, expires 03/25/09, broker Goldman Sachs & Co.	(10,133)
(70,000)	Fulton Financial Corp., strike price $8.05, expires 03/25/09, broker Citigroup Global Markets	(21,938)
(2,000)	General Electric Co., strike price $15, expires 03/27/09, broker Jefferies & Co., Inc.	(74,940)
(72)	Hill-Rom Holdings, Inc., strike price $16.25, expires 03/25/09, broker UBS Securities LLC	(1,250)
(156)	Integrys Energy Group, Inc., strike price $47, expires 03/25/09, broker UBS Securities LLC	(7,547)
(47,000)	Leggett & Platt, Inc., strike price $14.56, expires 03/25/09, broker Deutsche Bank Securities	(11,459)
(19,000)	Lexington Realty Trust, strike price $5.20, expires 03/25/09, broker Goldman Sachs & Co.	(3,168)
(17,000)	Marshall & Ilsley Corp., strike price $6.47, expires 03/25/09, broker Goldman Sachs & Co.	(10,362)
(16,000)	Mercury General Corp., strike price $43.87, expires 03/25/09, broker Goldman Sachs & Co.	(34,243)
(19,000)	New York Times Co. (The), Class A, strike price $6.27, expires 03/25/09, broker Citigroup Global Markets	(3,682)
(906)	Philip Morris International, Inc., strike price $46.75, expires 03/25/09, broker Barclays Capital, Inc.	(7,547)
(451)	RPM International, Inc., strike price $13.50, expires 03/25/09, broker Barclays Capital, Inc.	(12,362)
(82,900)	Synovus Financial Corp., strike price $5.41, expires 03/27/09, broker Citigroup Global Markets	(6,151)
(19,000)	Valley National Bancorp, strike price $14.44, expires 03/25/09, broker Goldman Sachs & Co.	(9,280)
(135)	Vectren Corp., strike price $27.75, expires 03/25/09, broker UBS Securities LLC	(12,587)

	Total Over-the-Counter Call Options Written	(372,228)

	Total Options Written (Premiums Received $3,477,960)—(0.7)%	(2,989,989)

	Total Investments Net of Outstanding Options Written—99.8%	449,140,344
	Other Assets in Excess of Liabilities—0.2%	740,224

	Net Assets—100.0%	$449,880,568

JANUARY 31, 2009	2

Schedule of Investments (continued)	BlackRock Dividend Achievers™ Trust (BDV)
(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$644,852,625

Gross unrealized appreciation	$27,003,935
Gross unrealized depreciation	(219,726,227)

Net unrealized depreciation	$(192,722,292)

(a)	Represents current yield as of report date.

(b)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	13,714,164	$7,356

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments**

	Assets	Liabilities

Level 1	$452,130,333	$(2,617,761)
Level 2	—	(372,228)
Level 3	—	—

Total	$452,130,333	$(2,989,989)

**	Other financial instruments are options contracts.

3	JANUARY 31, 2009

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Dividend AchieversTM Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Dividend AchieversTM Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Dividend AchieversTM Trust

Date: March 25, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Dividend AchieversTM Trust

Date: March 25, 2009